SEGALL BRYANT & HAMILL TRUST

Supplement dated July 23, 2020 to the

Statement of Additional Information (“SAI”) for the

Segall Bryant & Hamill Small Cap Value Dividend Fund,

Segall Bryant & Hamill Mid Cap Value Dividend Fund,

Segall Bryant & Hamill All Cap Fund,

Segall Bryant & Hamill Emerging Markets Fund,

Segall Bryant & Hamill International Small Cap Fund,

Segall Bryant & Hamill Global Large Cap Fund, and

Segall Bryant & Hamill Workplace Equality Fund

dated May 1, 2020, as supplemented

The information in this supplement contains new and additional information beyond that in the SAI and should be read in conjunction with the SAI.

The Board of Trustees (the “Board”) of the Segall Bryant & Hamill Trust (the “Trust”), based upon the recommendation of Segall Bryant & Hamill, LLC (the “Adviser”), the investment adviser to the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Small Cap Value Dividend Fund”), a series of the Trust, approved an Agreement and Plan of Reorganization pursuant to which the Small Cap Value Dividend Fund would be combined with and into the Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (the “Reorganization”). The Reorganization is expected to occur on or about September 25, 2020. Following the Reorganization, all references to the Small Cap Value Dividend Fund in the SAI shall be deleted.

The Board also determined, based upon the recommendation of the Adviser, to close and liquidate the Segall Bryant & Hamill Mid Cap Value Dividend Fund (the “Mid Cap Value Dividend Fund”). The Board concluded that it would be in the best interests of the Mid Cap Value Dividend Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust, with an effective date on or about September 25, 2020 (the “Liquidation Date”). Following the Liquidation Date, all references to the Mid Cap Value Dividend Fund in the SAI will be deleted.

The Board also approved a change in the name of the Segall Bryant & Hamill Global Large Cap Fund (the “Global Large Cap Fund”). Effective September 22, 2020, the Global Large Cap Fund will change its name to “Segall Bryant & Hamill Global All Cap Fund”. Effective with such change, all references to the Global Large Cap Fund in the SAI shall be replaced with Segall Bryant & Hamill Global All Cap Fund.

Also, effective  September 22, 2020, the information related to the Global Large Cap Fund contained in the “Portfolio Name History Chart” of the SAI is replaced with the following:

Segall Bryant & Hamill Global All Cap Fund	Westcore Global Large-Cap Dividend Fund was renamed Segall Bryant & Hamill Global Large Cap Fund on May 1, 2018. Westcore Blue Chip Dividend Fund was renamed Westcore Global Large-Cap Dividend Fund on April 29, 2016. Segall Bryant & Hamill Global Large Cap Fund was renamed the Segall Bryant & Hamill Global All Cap Fund on September 22, 2020.

In addition, the following changes will become effective July 23, 2020.

The Section titled “PORTFOLIO MANAGERS” is revised to replace the tables with information as of June 30, 2020, for the Small Cap Value Dividend Fund, Mid Cap Value Dividend Fund, Global Large Cap Fund and Workplace Equality Fund.

Small Cap Value Dividend Fund and Mid Cap Value Dividend Fund

Segall

Registered Investment Companies
Assets	$0
# of Accounts	0

Performance Based Assets	$0
# of Accounts	0

Other Pooled Accts
Assets	$0
# of Accounts	0

Performance Based Assets	$0
# of Accounts	0

Other Accts
Assets	$1,722,316,233
# of Accounts	505

Performance Based Assets	$0
# of Accounts	0

Grand Totals
Assets	$1,722,316,233
# of Accounts	505

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

Global Large Cap Fund

	Rajagopal	Segall

Registered Investment Companies
Assets	$0	$0
# of Accounts	0	0

Performance Based Assets	$0	$0
# of Accounts	0	0

Other Pooled Accts
Assets	$0	$0
# of Accounts	0	0

Performance Based Assets	$0	$0
# of Accounts	0	0

Other Accts
Assets	$10,671,955	$1,722,316,233
# of Accounts	11	505

Performance Based Assets	$0	$0
# of Accounts	0	0

Grand Totals
Assets	$10,671,955	$1,722,316,233
# of Accounts	11	505

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

WORKPLACE EQUALITY FUND
	Rajagopal	Barritt	Roberts

Registered Investment Companies
Assets	$0	$0	$0
# of Accounts	0	0	0

Performance Based Assets	$0	$0	$0
# of Accounts	0	0	0

Other Pooled Accts
Assets	$0	$0	$0
# of Accounts	0	0	0

Performance Based Assets	$0	$0	$0
# of Accounts	0	0	0

Other Accts
Assets	$10,671,955	$0	$308,099,228
# of Accounts	11	0	219

Performance Based Assets	$0	$0	$0
# of Accounts	0	0	0

Grand Totals
Assets	$10,671,955	$0	$308,099,228
# of Accounts	11	0	219

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

The section titled “Ownership of Securities” is revised to add the following information with respect to Messrs. Barritt, Rajagopal and Segall:

Portfolio Manager	Fund	Ownership Range as of June 30, 2020
William J. Barritt	Segall Bryant & Hamill Workplace Equality Fund	None
Suresh Rajagopal	Segall Bryant & Hamill Small Cap Value Dividend Fund	None
	Segall Bryant & Hamill Global Large Cap Fund	None
	Segall Bryant & Hamill Workplace Equality Fund	None
Ralph Segall	Segall Bryant & Hamill Mid Cap Value Dividend Fund	None
	Segall Bryant & Hamill Global Large Cap Fund	None

All references to Mark M. Adelmann, Derek R. Anguilm, Alex A. Ruehle, and Robbie A. Steiner in the SAI are deleted.

The Section titled “PORTFOLIO MANAGERS” is revised to include the tables with information as of December 31, 2019, for the All Cap Fund, Emerging Markets Fund and the International Small Cap Fund that had been inadvertently omitted as follows:

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

All Cap Fund

	Segall	Rajagopal

Registered Investment Companies
Assets	$0	$0
# of Accounts	0	0

Performance Based Assets	$0	$0
# of Accounts	0	0

Other Pooled Accts
Assets	$0	$0
# of Accounts	0	0

Performance Based Assets	$0	$0
# of Accounts	0	0

Other Accts
Assets	$1,941,971,903	$9,999,027
# of Accounts	529	8

Performance Based Assets	$0	$0
# of Accounts	0	0

Grand Totals
Assets	$1,941,971,903	$9,999,027
# of Accounts	529	8

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

Emerging Markets Fund and International Small Cap Fund

	Decatur	Fedako

Registered Investment Companies
Assets	$0	$0
# of Accounts	0	0

Performance Based Assets	$0	$0
# of Accounts	0	0

Other Pooled Accts
Assets	$1,334,326,897	$1,334,326,897
# of Accounts	4	4

Performance Based Assets	$134,226,824	$134,226,824
# of Accounts	1	1

Other Accts
Assets	$69,406,844	$69,406,844
# of Accounts	3	3

Performance Based Assets	$0	$0
# of Accounts	0	0

Grand Totals
Assets	$1,403,733,741	$1,403,733,741
# of Accounts	7	7

For more information or to obtain a copy of the Prospectus, Summary Prospectus, or the SAI, free of charge, please contact the Fund at (800) 392-2673.

Please retain this supplement with your Prospectus and
Statement of Additional Information.